General and administrative expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
General and administrative expenses	General and administrative expenses
General and administrative expenses primarily represent employee benefit expenses, professional fees and administrative fees payable to SSH under our administrative services agreement (as described in Note 17).

	For the year ended December 31,
In thousands of U.S. dollars	2025	2024	2023
Short term employee benefits	$32,652	$36,437	$36,768
Share based compensation (see Note 16)	71,654	62,509	47,340
Other general and administrative costs (1)	19,100	22,102	22,147
	$123,406	$121,048	$106,255
(1)     Other general and administrative costs include administrative fees charged by SSH (see Note 17), audit, legal and other professional fees, investor relations, and other miscellaneous corporate expenses.
There are no material post-employment benefits for our executive officers or directors. By law, our employees in Monaco are entitled to a one-time payment of up to two months salary upon retirement if they meet certain minimum service requirements.